UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Jacobs Asset Management, L.L.C.

Address:  One Fifth Avenue
          New York, NY 10003

13F File Number: 028-11647

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Sy Jacobs
Title:    Managing Member
Phone:    (212) 271-5526

Signature, Place and Date of Signing:


/s/ Sy Jacobs                      New York, NY            November 9, 2007
-------------                      ------------            -----------------
 [Signature]                       [City, State]                [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total: 52

Form 13F Information Table Value Total: $218,449
                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number     Name
---  --------------------     ----

1.   028-11646                JAM Partners, LP

                                                     FORM 13F INFORMATION TABLE
                                                    Jacobs Asset Management, LLC
                               TITLE OF         CUSIP      VALUE    SHRS OR   SH/ PUT/  INVESTMENT       OTHER
       NAME OF ISSUER           CLASS           NUMBER    (X1000)   PRN AMT   PRN CALL  DISCRETION       MNGRS  SOLE  SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
FLAGSTONE REINSURANCE HLDGS    SHS            G3529T105    4,990      375,500 SH        Shared-Defined    1             375,500
MAX CAPITAL GROUP LTD          SHS            G6052F103    3,505      125,000 SH        Shared-Defined    1             125,000
NICHOLAS FINANCIAL INC         COM NEW        65373J209    1,914      207,581 SH        Shared-Defined    1             207,581
ABINGTON BANCORP INC           COM            00350L109    1,580      162,000 SH        Shared-Defined    1             162,000
AMERICAN BANCORP N J INC       COM            02407E104    2,718      250,000 SH        Shared-Defined    1             250,000
ANNALY CAP MGMT INC            COM            035710409   14,337      900,000 SH        Shared-Defined    1             900,000
ANWORTH MORTGAGE ASSET CP      COM             37347101   13,163    2,442,200 SH        Shared-Defined    1           2,442,200
ANWORTH MORTGAGE ASSET CP      COM             37347101    3,007      557,884 SH             Sole        none   3,007
AON CORP                       COM             37389103    5,601      125,000 SH        Shared-Defined    1             125,000
BANKUNITED FINL CORP           CL A           06652B103    2,023      130,158 SH        Shared-Defined    1             130,158
BENEFICIAL MUTUAL BANCORP IN   COM            08173R104    2,996      307,294 SH        Shared-Defined    1             307,294
BOARDWALK BANCORP INC          COM            09661Q103    5,062      233,605 SH             Sole        none   5,062
BOARDWALK BANCORP INC          COM            09661Q103    4,153      191,672 SH        Shared-Defined    1             191,672
BROOKLINE BANCORP INC DEL      COM            11373M107    1,383      119,356 SH        Shared-Defined    1             119,356
CAPSTEAD MTG CORP              COM NO PAR     14067E506      660       92,300 SH             Sole        none     660
CAPSTEAD MTG CORP              COM NO PAR     14067E506    6,704      652,100 SH        Shared-Defined    1             652,100
CENTENNIAL BK HLDGS INC DEL    COM            151345303    1,430      223,400 SH        Shared-Defined    1             223,400
CENTRAL BANCORP INC MASS       COM            152418109      883       38,396 SH        Shared-Defined    1              38,396
CENTURY BANCORP INC            CL A NON VTG   156432106    5,371      246,588 SH        Shared-Defined    1             246,588
CHITTENDEN CORP                COM            170228100    8,351      237,500 SH        Shared-Defined    1             237,500
COUNTRYWIDE FINANCIAL CORP     COM            222372104    3,650      191,999 SH        Shared-Defined    1             191,999
DOWNEY FINL CORP               COM            261018105    5,029       87,000 SH        Shared-Defined    1              87,000
ESSA BANCORP INC               COM            29667D104    2,726      249,019 SH             Sole        none   2,726
ESSA BANCORP INC               COM            29667D104    8,084      725,000 SH        Shared-Defined    1             725,000
FEDERAL TR CORP                COM            314012105    1,751      350,100 SH        Shared-Defined    1             350,100
FIRST AMERN CORP CALIF         COM            318522307    5,493      150,000 SH        Shared-Defined    1             150,000
FIRST CMNTY BANCORP CALIF      COM            31983B101    6,565      120,000 SH        Shared-Defined    1             120,000
FIRST COMWLTH FINL CORP PA     COM            319829107    3,059      276,600 SH        Shared-Defined    1             276,600
FIRSTFED FINL CORP             COM            337907109    3,221       65,000 SH        Shared-Defined    1              65,000
GOLDLEAF FINANCIAL SOLUTIONS   COM NEW        38144H208    1,870      575,500 SH        Shared-Defined    1             575,500
INVESTORS BANCORP INC          COM            46146P102    5,664      400,000 SH        Shared-Defined    1             400,000
LANDAMERICA FINL GROUP INC     COM            514936103    3,898      100,000 SH        Shared-Defined    1             100,000
LIBERTY BANCORP INC            COM            53017Q102    2,530      236,200 SH        Shared-Defined    1             236,200
MARTEN TRANS LTD               COM            573075108    1,105       71,679 SH        Shared-Defined    1              71,679
MFA MTG INVTS INC              COM            55272X102   10,914    1,355,800 SH        Shared-Defined    1           1,355,800
NEWPORT BANCORP INC            COM            651754103    3,026      243,429 SH        Shared-Defined    1             243,429
NORTH VALLEY BANCORP           COM            66304M105    1,380       60,515 SH        Shared-Defined    1              60,515
OPTEUM INC                     CL A           68384A100      650      492,202 SH        Shared-Defined    1             492,202
ORIGEN FINL INC                COM            68619E208    5,177      855,679 SH        Shared-Defined    1             855,679
ORITANI FINL CORP              COM            686323106    1,584      100,000 SH        Shared-Defined    1             100,000
PHH CORP                       COM NEW        693320202    1,562       59,434 SH        Shared-Defined    1              59,434
PROVIDENT FINL HLDGS INC       COM            743868101    4,880      219,125 SH        Shared-Defined    1             219,125
SEABRIGHT INSURANCE HLDGS IN   COM            811656107    1,579       92,500 SH        Shared-Defined    1              92,500
SLM CORP                       COM            78442P106    7,451      150,000 SH        Shared-Defined    1             150,000
SOVEREIGN BANCORP INC          COM            845905108    6,588      386,600 SH        Shared-Defined    1             386,600
SPECIALTY UNDERWRITERS ALLIA   COM            84751T309    2,970      424,300 SH        Shared-Defined    1             424,300
BANCORP INC DEL                COM            05969A105    2,807      152,038 SH        Shared-Defined    1             152,038
UNIONBANCAL CORP               COM            908906100    7,593      130,000 SH        Shared-Defined    1             130,000
WAUWATOSA HLDGS INC            COM            94348P108    2,438      150,000 SH        Shared-Defined    1             150,000
WILLIS LEASE FINANCE CORP      COM            970646105    2,705      265,293 SH             Sole        none   2,705
WILLIS LEASE FINANCE CORP      COM            970646105    7,504      505,680 SH        Shared-Defined    1             505,680
VALIDUS HOLDINGS LTD           COM SHS        G9319H102    3,166      130,600 SH        Shared-Defined    1             130,600

SK 01252 0001 826202